Related Paty Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NSPML | Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	$ 163	$ 157
M&NP | Non-Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	$ 14	$ 9